Trade and Other Payables (Tables)	6 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	Unaudited December 31, 2025	Audited June 30, 2025
	AUD$	AUD$
CURRENT
Related parties – payable (Note 20)	1,534,530	5,755,168
Trade and other payables	7,623,123	6,989,462
Total trade and other payables	9,157,653	12,744,630